Investment Risks - Kurv Technology Titans Select ETF	Mar. 28, 2025
Underlying Kurv ETF Risks [Member]
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Underlying Kurv ETF Risks. The Fund will invest in Underlying Kurv ETFs, so the Fund’s investment performance is likely to be related to the performance of the Underlying Kurv ETFs. The Fund’s NAV will change with changes in the value of the Underlying Kurv ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying Kurv ETFs. Each Underlying Kurv ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

Underlying Security Risk [Member]
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●	Underlying Security Risk. Each Underlying Kurv ETF invests in options contracts that are based on the value of its Underlying Security. This subjects each Underlying Kurv ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each Underlying Kurv ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

Counterparty Risk [Member]
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●	Counterparty Risk. Each Underlying Kurv ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying Kurv ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

Price Participation Risk [Member]
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●	Price Participation Risk. Each Underlying Kurv ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options' strike price, the Underlying Kurv ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

Distribution Risk [Member]
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●	Distribution Risk. Each Underlying Kurv ETF aims to provide monthly income, although there's no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each Underlying Kurv ETF's NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as an Underlying Kurv ETF's returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

NAV Erosion Risk Due to Distributions [Member]
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●	NAV Erosion Risk Due to Distributions. When an Underlying Kurv ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode an Underlying Kurv ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

Call Writing Strategy Risk [Member]
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●	Call Writing Strategy Risk. The continuous application of each Underlying Kurv ETF's call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each Underlying Kurv ETF’s returns both during the term of the sold call options and over longer time frames. An Underlying Kurv ETF's participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security's price but also on the path the Underlying Security's price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the ETF.

Single Issuer Risk [Member]
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●	Single Issuer Risk. Each Underlying Kurv ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

High Portfolio Turnover Risk [Member]
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●	High Portfolio Turnover Risk. Each Underlying Kurv ETF may actively and frequently trade all or a significant portion of the Underlying Kurv ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Underlying Kurv ETF’s expenses.

Liquidity Risk [Member]
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●	Liquidity Risk. Some securities held by the Underlying Kurv ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying Kurv ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying Kurv ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying Kurv ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Underlying Kurv ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying Kurv ETFs.

Tax Risk [Member]
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●	Tax Risk. Each Underlying Kurv ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an Underlying Kurv ETF's income to taxation at both the fund and shareholder levels, though there's a grace period to rectify such non-compliance. Each Underlying Kurv ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

Technology Sector Risk [Member]
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Technology Sector Risk. The Fund will, via its investments in the Underlying Kurv ETFs, invest indirectly in options on the Underlying Securities, which are companies in (or reliant upon) the technology sector, or may invest directly in the equity securities of, or derivative instruments (e.g., options) relating to Technology Companies. Accordingly, the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund and each Underlying Kurv ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund or Underlying Kurv ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Fund and Underlying Kurv ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Synthetic Covered Call Strategy Risks [Member]
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Synthetic Covered Call Strategy Risks. During periods when the Fund uses its synthetic covered call strategy directly, rather than indirectly via its investments in Underlying Kurv ETFs, the Fund will be directly subject to all of the risks described above under the heading “Underlying Kurv ETF Risks.”

Equity Risk [Member]
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Equity Risk. The value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

ETF Risks [Member]
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Risk [Text Block]	ETF Risks
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk [Member]
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●	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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●	Trading. Although Shares are listed on a national securities exchange, such as The NASDAQ Stock Market, LLC. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single Underlying Security as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Risks of Investing in Other Investment Companies [Member]
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Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund or an Underlying Kurv ETF invests in fixed income securities or fixed income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund and each Underlying Kurv ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund and the Underlying Kurv ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Precious Metal Risk [Member]
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Precious Metal Risk. The price of precious metals, such as gold, silver and platinum, may be volatile, and precious metal-related exchange traded products, including physical metal-related ETFs, may be highly sensitive to the price of a precious metal. The price of precious metals can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical precious metals have sales commission, storage, insurance and auditing expenses.

Market Risk [Member]
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Risk [Text Block]	Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Leveraging Risk [Member]
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Leveraging Risk. The Fund may engage in certain transactions, such as options, that may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decisions.

Small Fund Risk [Member]
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Risk [Text Block]	Small Fund Risk. A smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.
Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third- parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.